SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.04%	0.75%	2.23%
Expected volatility, minimum	45.57%	45.60%	47.31%
Expected volatility, maximum	57.42%	61.90%	65.27%
Weighted average volatility	54.49%	53.76%	56.29%
Expected term	3 years 9 months 18 days	4 years 1 month 2 days	3 years 9 months
Dividend yield	0.00%	0.00%	0.00%